Property, plant and equipment - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Contractual capital commitments	$ 11,957	$ 3,841
Subsidiaries with material non-controlling interests | Louisiana LNG Gas Management LLC
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Contractual capital commitments	9,986
Subsidiaries with material non-controlling interests | Louisiana LNG Gas Management LLC | Stonepeak
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Contractual capital commitments	5,700
Associates and joint ventures
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Contractual capital commitments	$ 165	$ 6